Consolidated Statements Of Changes In Stockholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Preferred Stock Preferred Stock – Series A	Preferred Stock Preferred Stock – Series B	Preferred Stock Preferred Stock – Series C	Common Stock	Additional Paid-In Capital	Additional Paid-In Capital Preferred Stock	Additional Paid-In Capital Common Stock	Retained Earnings	Retained Earnings Cumulative effect of accounting changes and other adjustments	Retained Earnings Adjusted beginning balance	Treasury Stock	Accumulated Other Comprehensive Income Attributable to AT&T, net of tax	Accumulated Other Comprehensive Income Attributable to AT&T, net of tax Cumulative effect of accounting changes and other adjustments	Accumulated Other Comprehensive Income Attributable to AT&T, net of tax Adjusted beginning balance	Noncontrolling Interest	Noncontrolling Interest Cumulative effect of accounting changes and other adjustments	Noncontrolling Interest Adjusted beginning balance
Balance at beginning of year at Dec. 31, 2017	$ 142,007	$ 0	$ 0	$ 0	$ 6,495	$ 89,563			$ 50,500	$ 3,000	$ 53,500	$ (12,714)	$ 7,017	$ (658)	$ 6,359	$ 1,146	$ 35	$ 1,181
Balance at beginning of year (in shares) at Dec. 31, 2017		0	0	0	6,495							(356)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase and acquisition of common stock								$ 0
Issuance of stock		$ 0	$ 0	$ 0	$ 1,126		$ 0	35,473
Issuance of stock (in shares)		0	0	0	1,126
Repurchase and acquisition of common stock												$ (692)
Repurchase and acquisition common stock (in shares)												(20)
Issuance of treasury stock						(115)						$ 1,347
Issuance of treasury stock (in shares)												37
Share-based payments						604
Changes related to acquisition of interests held by noncontrolling owners						0
Net income (loss) attributable to AT&T	19,370								19,370
Preferred stock dividends									0
Common stock dividends ($2.08, $2.05, and $2.01 per share)									(14,117)
Other comprehensive income (loss) attributable to AT&T	(2,110)												(2,110)
Net income attributable to noncontrolling interest	583															583
Issuance and acquisition of noncontrolling owners																8,804
Redemption of noncontrolling interest																0
Distributions																(732)
Acquisition of interests held by noncontrolling owners																(9)
Translation adjustments attributable to noncontrolling interest, net of taxes	32															(32)
Balance at end of year at Dec. 31, 2018	193,884	$ 0	$ 0	$ 0	$ 7,621	125,525			58,753	316	59,069	$ (12,059)	4,249	0	4,249	9,795	29	9,824
Balance at end of year (in shares) at Dec. 31, 2018		0	0	0	7,621							(339)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase and acquisition of common stock								0
Issuance of stock		$ 0	$ 0	$ 0	$ 0		1,164	0
Issuance of stock (in shares)		0	0	0	0
Repurchase and acquisition of common stock												$ (2,492)
Repurchase and acquisition common stock (in shares)												(67)
Issuance of treasury stock						(125)						$ 1,466
Issuance of treasury stock (in shares)												40
Share-based payments						(271)
Changes related to acquisition of interests held by noncontrolling owners						(14)
Net income (loss) attributable to AT&T	13,903								13,903
Preferred stock dividends									(8)
Common stock dividends ($2.08, $2.05, and $2.01 per share)									(15,028)
Other comprehensive income (loss) attributable to AT&T	1,221												1,221
Net income attributable to noncontrolling interest	1,072															1,072
Issuance and acquisition of noncontrolling owners																7,881
Redemption of noncontrolling interest																0
Distributions																(1,055)
Acquisition of interests held by noncontrolling owners																0
Translation adjustments attributable to noncontrolling interest, net of taxes	9															(9)
Balance at end of year at Dec. 31, 2019	201,934	$ 0	$ 0	$ 0	$ 7,621	126,279			57,936	$ (293)	$ 57,643	$ (13,085)	5,470	$ 0	$ 5,470	17,713	$ (7)	$ 17,706
Balance at end of year (in shares) at Dec. 31, 2019		0	0	0	7,621							(366)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase and acquisition of common stock								67
Issuance of stock		$ 0	$ 0	$ 0	$ 0		$ 3,869	$ 0
Issuance of stock (in shares)		0	0	0	0
Repurchase and acquisition of common stock	$ (5,278)											$ (5,631)
Repurchase and acquisition common stock (in shares)	(142)											(150)
Issuance of treasury stock						(62)						$ 806
Issuance of treasury stock (in shares)												21
Share-based payments						18
Changes related to acquisition of interests held by noncontrolling owners						4
Net income (loss) attributable to AT&T	$ (5,176)								(5,176)
Preferred stock dividends									(139)
Common stock dividends ($2.08, $2.05, and $2.01 per share)									(14,871)
Other comprehensive income (loss) attributable to AT&T	(1,140)												(1,140)
Net income attributable to noncontrolling interest	1,355															1,355
Issuance and acquisition of noncontrolling owners																1,979
Redemption of noncontrolling interest																(1,950)
Distributions																(1,464)
Acquisition of interests held by noncontrolling owners																0
Translation adjustments attributable to noncontrolling interest, net of taxes	59															(59)
Balance at end of year at Dec. 31, 2020	$ 179,240	$ 0	$ 0	$ 0	$ 7,621	$ 130,175			$ 37,457			$ (17,910)	$ 4,330			$ 17,567
Balance at end of year (in shares) at Dec. 31, 2020		0	0	0	7,621							(495)